SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset:
Accelerated depreciation		$ 11	$ 11	$ 8
Net operating loss carryforward		142
Total deferred tax assets		153	11	8
Less: Valuation allowance	[1]	(142)
Net deferred tax assets		$ 11	$ 11	$ 8

[1]	As of December 31, 2024, the Company determined that it is more likely than not that these deferred tax assets will not be realized. Accordingly, valuation allowance on net operating loss carryforward was provided.